Summary of Significant Accounting Policies - Schedule of Revenue Type (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue type:
Total revenue	¥ 1,129,008	$ 161,446	¥ 822,832	¥ 568,865
Out of Home Advertising [Member]
Revenue type:
Total revenue	804,188		549,040	429,066
Lifestyle Services - Retail Sales [Member]
Revenue type:
Total revenue	323,739		272,561	122,363
Lifestyle Services (non-retail) [Member]
Revenue type:
Total revenue	45		127	3,170
Others [Member]
Revenue type:
Total revenue	¥ 1,036		¥ 1,104	¥ 14,266